Financial risk management and fair value measurement (Tables)	12 Months Ended
Aug. 31, 2022
Financial risk management and fair value measurement
Summary of fair value of debentures

	Volatility		Credit spread
	+5%	-5%	+2%	-2%
	$	$	$	$
Fair value of debentures	2,441,000	2,431,500	2,382,000	2,490,500

Summary of maturity analysis for financial instruments, liquidity risk

	Contractual	Less than
	cash flows	one year	1-5 years
	$	$	$
August 31, 2022
Trade and other payables	1,030,331	1,030,331	—
Other financial liabilities	177,834	177,834	—
Long-term debt	227,349	72,090	155,259
	1,435,514	1,280,255	155,259

August 31, 2021
Trade and other payables	848,054	848,054	—
Other financial liabilities	237,444	237,444	—
Long-term debt	64,115	10,179	53,936
	1,149,613	1,095,677	53,936

Summary of foreign exchange risk

	2022	2021
	$	$
Cash	5,142,703	11,219,143
Trade and other receivables	103,116	—
Trade and other payables	172,871	294,637

Summary of reasonably possible 1% strengthening (weakening) of the U.S. dollar against the Canadian Dollar at the reporting date would have increased (decreased) net income (loss) and other comprehensive income

	Net income (loss)		Other comprehensive income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2022	253,000	(253,000)	358,000	(358,000)